Our people	12 Months Ended
Dec. 31, 2023
Number and average number of employees [abstract]
Our people
5. Our people
Our staff numbers averaged 114,732 for the year ended 31 December 2023 against 114,129 in 2022 and 104,808 in 2021. Their geographical distribution was as follows:

	2023	2022	2021
North America	23,562	23,740	21,764
United Kingdom	12,457	12,490	10,995
Western Continental Europe	23,580	22,717	21,514
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	55,133	55,182	50,535
	114,732	114,129	104,808
Their reportable segment distribution was as follows:

	2023	2022	2021
Global Integrated Agencies	97,838	97,288	89,701
Public Relations	8,377	8,125	7,121
Specialist Agencies	8,517	8,716	7,986
	114,732	114,129	104,808
At the end of 2023, staff numbers were 114,173 (2022: 115,473, 2021: 109,382).
Staff costs include:

	2023	2022	2021
	£m	£m	£m
Wages and salaries	5,878.8	5,721.0	4,797.2
Cash-based incentive plans	232.9	292.6	455.2
Share-based incentive plans (note 22)	140.1	122.0	99.6
Social security costs	715.1	689.4	630.1
Pension costs (note 23)	213.1	204.8	177.7
Severance	78.2	44.2	41.8
Other staff costs[1]	879.4	1,091.8	965.1
	8,137.6	8,165.8	7,166.7
Note
[1]Freelance and temporary staff costs are included in other staff costs.
Compensation for key management personnel includes:

	2023	2022	2021
	£m	£m	£m
Short-term employee benefits	28.1	29.7	28.0
Pensions and other post-retirement benefits	1.3	1.1	0.9
Share-based payments	30.1	29.8	14.6
	59.5	60.6	43.5
Key management personnel comprises the Board and the Executive Committee